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February 24, 2009
VIA EDGAR

Mr. Justin Dobbie
Staff Attorney
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	Colony Bankcorp, Inc.
Registration Statement on Form S-3
Filed February 2, 2009
File No. 333-157069

Dear Mr. Dobbie:

Enclosed is a Rule 461 request for acceleration signed by an authorized officer of Colony Bankcorp, Inc. and containing the acknowledgments requested in your February 10 letter to Terry L. Hester.  The requested effective date is March 3, 2009.

Yours very truly,

/s/ MICHAEL N. WHITE
MICHAEL N. WHITE

Enclosure